Investment Securities Schedule of Unrealized Loss on Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment Securities
Less than 12 Months, Fair Value	$ 7,174	$ 11,004
Less than 12 Months, Gross Unrealized Losses	(59)	(42)
12 Months and Over, Fair Value	42	371
12 Months and Over, Gross Unrealized Losses	(8)	(6)
Total, Fair Value	7,216	11,375
Total, Gross Unrealized Losses	(67)	(48)
US Government-sponsored enterprises [Member]
Investment Securities
Less than 12 Months, Fair Value	4,472	7,389
Less than 12 Months, Gross Unrealized Losses	(25)	(21)
12 Months and Over, Fair Value	0	0
12 Months and Over, Gross Unrealized Losses	0	0
Total, Fair Value	4,472	7,389
Total, Gross Unrealized Losses	(25)	(21)
Agency mortgage-backed [Member]
Investment Securities
Less than 12 Months, Fair Value		0
Less than 12 Months, Gross Unrealized Losses		0
12 Months and Over, Fair Value		361
12 Months and Over, Gross Unrealized Losses		(1)
Total, Fair Value		361
Total, Gross Unrealized Losses		(1)
State and political subdivisions [Member]
Investment Securities
Less than 12 Months, Fair Value	345	347
Less than 12 Months, Gross Unrealized Losses	(5)	(1)
12 Months and Over, Fair Value	0	0
12 Months and Over, Gross Unrealized Losses	0	0
Total, Fair Value	345	347
Total, Gross Unrealized Losses	(5)	(1)
Corporate [Member]
Investment Securities
Less than 12 Months, Fair Value	2,266	3,075
Less than 12 Months, Gross Unrealized Losses	(22)	(13)
12 Months and Over, Fair Value	0	0
12 Months and Over, Gross Unrealized Losses	0	0
Total, Fair Value	2,266	3,075
Total, Gross Unrealized Losses	(22)	(13)
Total debt securities [Member]
Investment Securities
Less than 12 Months, Fair Value	7,083	10,811
Less than 12 Months, Gross Unrealized Losses	(52)	(35)
12 Months and Over, Fair Value	0	361
12 Months and Over, Gross Unrealized Losses	0	(1)
Total, Fair Value	7,083	11,172
Total, Gross Unrealized Losses	(52)	(36)
Marketable equity securities [Member]
Investment Securities
Less than 12 Months, Fair Value	91	193
Less than 12 Months, Gross Unrealized Losses	(7)	(7)
12 Months and Over, Fair Value	42	10
12 Months and Over, Gross Unrealized Losses	(8)	(5)
Total, Fair Value	133	203
Total, Gross Unrealized Losses	$ (15)	$ (12)